Inventory, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory, Net

Note 10 – Inventory, net

Inventory is stated at the lower of cost or net realizable value using the first-in, first-out method and consists of raw materials and finished goods. The Company’s inventory as of March 31, 2018 and December 31, 2017 was as follows:

	March 31, 2018	December 31, 2017
	(Unaudited)	(Audited)
Finished goods	$936,000	$654,000
Raw materials	73,000	51,000
Less: inventory reserve	(81,000)	(31,000)
Total inventory, net	$928,000	$674,000

Note 3 - Inventory, net

The Company’s inventory components as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
Finished goods	$654,000	$528,000
Raw material	51,000	-
Less: inventory reserve	(31,000)	(49,000)
Total inventory, net	$674,000	$479,000